UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06068

                 ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)
                      AllianceBernstein Institutional Reserves - Prime Portfolio
--------------------------------------------------------------------------------
Principal
  Amount
  (000)     Security (a)                                Yield          Value
--------------------------------------------------------------------------------
            COMMERCIAL PAPER -65.8%
            Abbey National First Capital
$  25,000   3/04/05                                      2.44%   $   24,947,472
            Alliance & Leicester PLC
   20,000   2/11/05                                      2.21        19,987,722
            Allied Irish Bank
   45,000   2/10/05                                      2.21        44,975,137
            ANZ National Intl.
   20,000   2/10/05                                      2.19        19,989,050
   15,000   2/09/05                                      2.20        14,992,600
            ASB Bank Ltd.
   18,000   2/10/05 (b)                                  2.24        17,989,920
   13,000   3/03/05 (b)                                  2.37        12,974,325
            Australia New Zealand Delaware
   12,000   4/11/05                                      2.58        11,940,660
            Bank of America Corp.
   50,000   2/11/05                                      2.23        49,969,028
            Bank of Ireland
   25,000   3/04/05 (b)                                  2.43        24,947,687
   20,000   3/07/05 (b)                                  2.42        19,954,289
            Banque Caisse D'Epargne L'Etat
   25,000   2/02/05                                      2.28        24,998,420
   37,400   3/11/05                                      2.45        37,303,279
   24,708   3/18/05                                      2.50        24,630,788
            Barclay's U.S. Funding
   35,000   2/22/05                                      2.34        34,952,225
   25,000   2/28/05                                      2.40        24,955,000
            Caisse Nationale Des Caisses
   20,000   3/07/05                                      2.42        19,954,289
   25,000   4/11/05                                      2.58        24,876,375
            Citigroup
   50,000   3/11/05                                      2.50        49,868,056
            Clipper Receivables Corp.
   15,000   3/03/05 (b)                                  2.35        14,970,625
            Concord Minutemen Co.
   20,068   2/18/05 (b)                                  2.47        20,044,593
            Corporate Receivables Corp.
   37,000   4/11/05 (b)                                  2.62        36,814,198
            Danske Corp.
   10,000   2/14/05                                      2.10         9,992,417
   20,000   4/05/05                                      2.55        19,910,750
            Delaware Funding Corp.
   56,309   2/22/05 (b)                                  2.48        56,227,540
            Dexia Bank
   40,000   2/15/05                                      2.37        39,963,133
            Dexia Delaware LLC
    5,000   2/18/05                                      2.42         4,994,286
            DNB Nor Bank ASA
   15,000   2/09/05                                      2.20        14,992,667
            Fountain Square Commercial Funding
   30,000   2/01/05 (b)                                  2.12        30,000,000
            Galaxy Funding
   10,000   2/02/05 (b)                                  2.12         9,999,411
    5,000   2/10/05 (b)                                  2.22         4,997,225
    9,000   3/03/05 (b)                                  2.37         8,982,225
   15,000   3/07/05 (b)                                  2.44        14,965,433
            Gemini Securitization Corp.
   50,000   2/15/05 (b)                                  2.42        49,952,944

Principal
  Amount
  (000)     Security (a)                                Yield          Value
--------------------------------------------------------------------------------
            General Electric Co.
$  50,000   2/24/05                                      2.40%   $   49,923,333
   50,000   3/01/05                                      2.44        49,905,111
            Giro Balanced Funding Corp.
   20,000   2/09/05 (b)                                  2.05        19,990,889
   20,000   2/11/05 (b)                                  2.32        19,987,111
   10,629   2/25/05 (b)                                  2.36        10,612,277
   50,000   2/17/05 (b)                                  2.45        49,945,556
            Goldman Sachs Group, Inc.
   10,000   2/23/05                                      2.44         9,985,089
            Greenwich Capital Holdings
   10,800   3/03/05                                      2.40        10,778,400
            HBOS Capital Funding LP
   20,000   3/01/05                                      2.36        19,963,289
            HBOS Treasury Services (Hali-Bkscot) PLC
   35,000   2/01/05                                      2.32        35,000,000
            HSBC (Hong Kong Sh-Republic) PLC
   40,000   4/11/05                                      2.57        39,802,967
            ING American Insurance Holdings
   25,000   2/04/05                                      2.31        24,995,188
            KBC BANK
   20,000   4/11/05 (b)                                  2.59        19,902,156
            KFW
   50,000   3/22/05 (b)                                  2.48        49,831,222
            Kitty Hawk Funding
   25,000   2/10/05 (b)                                  2.21        24,986,187
   40,000   2/14/05 (b)                                  2.41        39,965,189
            Lloyds Bank PLC
   30,000   2/01/05                                      2.08        30,000,000
   65,000   3/07/05                                      2.50        64,846,835
            Morgan Stanley
   45,000   2/08/05                                      2.52        44,977,950
            National Australia Bank
   40,000   3/01/05                                      2.52        39,924,400
            Nationwide Building Society
   15,000   3/29/05                                      2.52        14,941,200
            Newport Funding Corp.
    8,000   2/01/05 (b)                                  2.28         8,000,000
   50,000   3/01/05 (b)                                  2.41        49,906,278
            Norddeutsche Landesbank
   35,000   2/09/05 (b)                                  2.23        34,982,656
   10,000   2/28/05 (b)                                  2.34         9,982,450
   20,000   3/08/05                                      2.38        19,953,722
   25,000   3/04/05                                      2.43        24,947,688
            Northern Rock PLC
   10,000   3/07/05 (b)                                  2.38         9,977,522
   20,000   3/29/05 (b)                                  2.51        19,921,911
            Pfizer, Inc.
   17,000   2/08/05 (b)                                  2.24        16,992,596
            Private Export Funding
   25,000   2/01/05 (b)                                  2.25        25,000,000
            Prudential PLC
   43,000   3/18/05                                      2.50        42,865,625
            Santander Centro Hispanico
   30,000   2/18/05                                      2.44        29,965,433
   20,000   3/14/05                                      2.46        19,943,967

Principal
  Amount
  (000)     Security (a)                                Yield          Value
--------------------------------------------------------------------------------
            Scaldis Capital LLC
$  11,000   2/14/05 (b)                                  2.17%   $   10,991,380
   16,000   2/07/05 (b)                                  2.34        15,993,760
   15,500   2/15/05 (b)                                  2.42        15,485,413
            Sheffield Receivables
   40,000   2/22/05 (b)                                  2.49        39,941,900
            Sigma Finance, Inc.
   20,000   2/08/05 (b)                                  2.20        19,991,444
            Societe Generale
   10,000   3/04/05                                      2.41         9,979,290
            Ticonderoga Funding LLC
   20,378   3/02/05 (b)                                  2.43        20,338,110
            Toyota Motor Credit
   15,000   2/11/05 (b)                                  2.22        14,990,750
   50,000   2/01/05 (b)                                  2.25        50,000,000
   40,000   3/02/05 (b)                                  2.52        39,918,800
            Unicredito Italiano SPA, Inc.
   20,000   3/02/05                                      2.36        19,961,978
   31,000   3/08/05                                      2.39        30,927,968
            Westpac Trust
   20,000   2/04/05                                      2.04        19,996,600
   15,000   2/02/05                                      2.17        14,999,096
                                                                 ---------------
            Total Commercial Paper
            (amortized cost $2,147,234,455)                       2,147,234,455
                                                                 ---------------
            CERTIFICATES OF DEPOSIT - 21.8%
            Banco Bilbao Vizcaya Yankee
   15,000   2.42%, 3/07/05                               2.42        15,000,000
   20,000   2.028%, 3/10/05                              2.50        19,989,925
            Barclay's Bank PLC
   19,000   2.14%, 4/11/05                               2.61        18,982,400
            BNP Paribas Yankee
   50,000   2.11%, 2/02/05                               2.11        50,000,007
   25,000   2.20%, 2/10/05                               2.20        25,000,000
   20,000   2.605%, 4/11/05                              2.60        20,000,174
            Branch Banking and Trust
   25,000   2.42%, 2/23/05                               2.42        25,000,000
            Calyon
   25,000   2.41%, 3/02/05                               2.41        25,000,000
   20,000   2.405%, 3/04/05                              2.41        20,000,000
            Credit Suisse First Boston
   24,000   2.485%, 2/28/05 (b)                          2.49        24,000,000
            Depfa Bank
   17,000   2.43%, 3/04/05 (b)                           2.43        17,000,000
            First Tennesse Bank
   47,000   2.51%, 3/07/05                               2.51        47,000,000
            HSBC
   30,000   2.23%, 2/10/05                               2.23        30,000,000

Principal
  Amount
  (000)     Security (a)                                Yield          Value
--------------------------------------------------------------------------------
            HSH Nordbank
$  25,000   1.845%, 2/01/05 (b)                          1.85%   $   25,000,000
            Landesbank Baden-Wurttemberg
   40,000   2.22%, 2/10/05                               2.22        40,000,050
            Natexis Yankee
   18,000   2.23%, 2/10/05                               2.23        18,000,000
   33,000   2.32%, 2/10/05                               2.32        33,000,000
            Nordea Bank
   20,000   2.23%, 2/11/05                               2.23        20,000,000
            Regions Bank
   17,000   2.13%, 2/11/05                               2.13        17,000,000
            Societe Generale
   40,000   2.30%, 2/02/05                               2.30        40,000,000
            Svenska Handelsbanken Yankee
   50,000   2.25%, 2/09/05                               2.25        50,000,000
            Toronto Dominion Bank
   15,000   2.20%, 2/09/05                               2.20        15,000,000
   25,000   2.40%, 3/10/05                               2.40        25,000,000
            Washington Mutual
   37,000   2.28%, 2/09/05                               2.28        37,000,000
   10,000   2.41%, 3/04/05                               2.41        10,000,000
            World Savings Bank
   15,800   2.21%, 2/07/05                               2.23        15,799,948
   29,000   2.43%, 3/04/05                               2.45        28,999,502
                                                                 ---------------
            Total Certificates of Deposit
            (amortized cost $711,772,006)                           711,772,006
                                                                 ---------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
            Federal National Mortgage Association
   80,000   2.183%, 2/11/05 FRN
            (amortized cost $79,999,561)                 2.20        79,999,561
                                                                 ---------------
            CORPORATE OBLIGATIONS -6.6%
            Beta Finance, Inc.
   21,500   2.325%, 2/09/05 FRN (b)                      2.33        21,500,024
            Centauri Corp. USA, Inc.
   20,000   2.47%, 8/25/05 FRN MTN (b)                   2.47        20,000,000
            Chase Bank USA
   41,700   2.38%, 5/11/05 FRN                           2.38        41,700,000
            Dorada Finance, Inc.
   25,000   2.306%, 8/25/05 FRN (b)                      2.31        25,000,000
            K2 (USA) LLC
   25,000   2.31%, 3/24/05 FRN (b)                       2.32        24,999,664
            Royal Bank of Scotland
   18,000   2.425%, 6/20/05 FRN MTN                      2.46        17,997,920
            Sigma Finance, Inc.
   25,000   2.315%, 5/31/05 FRN MTN (b)                  2.34        24,998,400
   20,000   2.47%, 8/17/05 FRN MTN (b)                   2.45        20,001,825
   20,000   2.43%, 9/23/05 FRN MTN (b)                   2.46        19,996,462
                                                                 ---------------
            Total Corporate Obligations
            (amortized cost $216,194,295)                           216,194,295
                                                                 ---------------

Principal
  Amount
  (000)     Security (a)                                Yield          Value
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -0.6%
            Dresdner Bank
$  20,000   2.45%, dated 1/31/05, due 2/01/05
            in the amount of $20,001,361
            (cost $20,000,000; collateralized
            by $500,000 FHDN, 0.00%, due
            2/25/05, $12,040,000 FHOR,
            0.00%-3.38%, due 8/12/08-1/16/19,
            $3,200,000 FMNS, 5.88%, due 3/21/11,
            $2,240,000 FNS1, 6.00%-7.25%, due
            1/15/10-5/15/11, $1,650,000 FMNT,
            6.63%, due 9/15/09, value
            $20,403,597)
            (amortized cost $20,000,000)                 2.45%   $   20,000,000
                                                                 ---------------
            TIME DEPOSIT -8.3%
            Societe Generale
  110,000   2.48%, 2/01/05                               2.48       110,000,000
            State Street Bank
   85,000   2.45%, 2/01/05                               2.45        85,000,000
            Sun Trust Bank
   75,000   2.438%, 2/01/05                              2.44        75,000,000
                                                                 ---------------
            Total Time Deposit
            (amortized cost $270,000,000)                           270,000,000
                                                                 ---------------
            TOTAL INVESTMENTS -105.6%
            (amortized cost $3,445,200,317)                       3,445,200,317
            Other assets less liabilities- (5.6%)                  (181,367,896)
                                                                 ---------------
            NET ASSETS - 100%                                    $3,263,832,421
                                                                 ===============

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)
                 AllianceBernstein Institutional Reserves - Government Portfolio
--------------------------------------------------------------------------------

Principal
  Amount
  (000)     Security (a)                                                                    Yield             Value
-------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.5%
            FEDERAL HOME LOAN MORTGAGE CORP. -9.6%
$ 10,000    2/04/05                                                                         2.16%     $   9,998,200
   9,000    2/08/05                                                                         2.16          8,996,220
  14,700    2/03/05                                                                         2.17         14,698,228
  14,000    2/22/05                                                                         2.28         13,981,380
   5,000    2/25/05                                                                         2.28          4,992,400
  39,955    2/23/05                                                                         2.33         39,898,109
                                                                                                      -------------
                                                                                                         92,564,537
                                                                                                      -------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.1%
  30,000    2/11/05 FRN                                                                     1.04         29,999,835
  17,706    2/09/05                                                                         2.18         17,697,422
  20,250    2/02/05                                                                         2.22         20,248,751
  15,000    2/07/05                                                                         2.24         14,994,400
  25,000    2/23/05                                                                         2.28         24,965,167
                                                                                                      -------------
                                                                                                        107,905,575
                                                                                                      -------------
            FEDERAL HOME LOAN BANK - 11.8%
  16,400    2/23/05                                                                         2.29         16,377,022
  50,000    2/09/05                                                                         2.29         49,974,611
  30,000    2/11/05                                                                         2.30         29,980,833
  18,225    2/18/05                                                                         2.32         18,205,077
                                                                                                      -------------
                                                                                                        114,537,543
                                                                                                      -------------
            Total U.S. Government Agency Obligations
            (amortized cost $315,007,655)                                                               315,007,655
                                                                                                      -------------

            REPURCHASE AGREEMENTS - 67.4%
            ABN AMRO
  40,000    2.25%, dated 1/10/05, due 2/01/05 in the amount of $40,055,000 (cost
            $40,000,000; collateralized by $41,540,000 FNMA, 0.00%, due 9/06/05, value
            $40,800,588)                                                                    2.25         40,000,000
            ABN AMRO
   8,000    2.25%, dated 1/21/05, due 2/04/05 in the amount of $8,007,000 (cost
            $8,000,000; collateralized by $8,080,000 FMNT, 4.65%, due 10/10/13, value
            $8,160,537)                                                                     2.25          8,000,000
            Bank of America
  15,000    2.27%, dated 12/08/04, due 2/03/05 in the amount of $15,053,913 (cost
            $15,000,000; collateralized by $11,917,678 FNMA, 5.00%-6.50%, due 12/01/19-
            11/01/34, $3,767,738 FMAC, 5.50%, due 12/01/18, value $15,300,001)              2.27         15,000,000
            Bank of America
   5,000    2.30%, dated 1/11/05, due 2/08/05 in the amount of $5,008,944 (cost
            $5,000,000; collateralized by $5,795,018 FNMA, 5.00%-6.50%, due
            10/01/18-9/01/34, value $5,100,001)(C)                                          2.30          5,000,000
            Bank of America
  25,000    2.39%, 3/03/05                                                                               25,000,000
            Bank of Montreal
  20,000    2.46%, dated 1/31/05, due 2/01/05 in the amount of $20,001,367 (cost
            $20,000,000; collateralized by $14,723,000 U.S.Treasury Note, 0.00%-8.75%,
             due 4/21/05-4/15/28, value $20,400,322)                                        2.46         20,000,000
            BNP Paribas
  15,000    2.32%, dated 12/21/04, due 2/22/05 in the amount of $15,060,900 (cost
            $15,000,000; collateralized by $15,455,000 FHOR, 1.35%, due 6/30/05, value
            $15,386,109)(c)                                                                 2.32         15,000,000

Principal
  Amount
  (000)     Security (a)                                                                    Yield             Value
-------------------------------------------------------------------------------------------------------------------
            BNP Paribas
$ 25,000    2.34%, dated 12/27/04, due 2/25/05 in the amount of $25,097,500 (cost
            $25,000,000; collateralized by $17,575,000 FNMA, 6.00%-7.25%, due
            1/15/10-5/15/29, $6,284,000 FNNT, 2.75%, due 3/08/07, value $26,430,712)(C)     2.34       $ 25,000,000
            Citigroup
  24,000    2.30%, dated 1/26/05, due 2/02/05 in the amount of $24,010,733 (cost
            $24,000,000; collateralized by $27,726,894 FNMA, 5.00-5.50%, due 11/01/17-
            6/01/33, $3,269,552 FMAC, 4.50%, due 12/01/19, value $24,590,798)               2.30         24,000,000
            Citigroup
  24,000    2.38%, dated 1/26/05, due 2/08/05 in the amount of $24,020,627 (cost
            $24,000,000; collateralized by $27,726,894 FNMA, 5.00-5.50%, due 11/01/17-
            6/01/33, $3,269,552 FMAC, 4.50%, due 12/01/19, value $24,590,798)(c)            2.38         24,000,000
            CS First Boston Corp.
  10,000    2.33%, dated 12/15/04, due  2/14/05 in the amount of $10,039,480 (cost
            $10,000,000; collateralized by $10,700,000 FMAR, 0.00%, due 7/01/34,
            value $10,201,286)(C)                                                           2.33         10,000,000
            CS First Boston Corp.
  24,000    2.35%, dated 12/20/04, due 2/17/05 in the amount of $24,092,433 (cost
            $24,000,000; collateralized by $5,337,178 FMAR, 0.00%,  due 1/01/34,
            $47,895,000 FNAR, 0.00%, due 7/01/33, value $24,481,516)(c)                     2.35         24,000,000
            CS First Boston Corp.
  14,000    2.46%, dated 1/20/05, due 3/17/05 in the amount of $14,053,573 (cost
            $14,000,000; collateralized by $14,570,000 FNAR, 0.00%, due 8/01/33,
            value $14,281,884)                                                              2.46         14,000,000
            Deutsche Bank
  20,000    2.31%, dated 12/20/04, due 2/10/05 in the amount of $20,066,733 (cost
            $20,000,000; collateralized by $11,102,519 FNMA, 4.50%-5.00%, due
            9/01/18-9/01/33, $28,424,753 FMAC, 4.04%-5.50%, due 10/01/17-1/01/35,
            value $20,400,000)(c)                                                           2.31         20,000,000
            Deutsche Bank
  10,000    2.35%, dated 1/27/05, due 2/03/05 in the amount of $10,004,569 (cost
            $10,000,000; collateralized by $5,551,259 FNMA, 4.50%-5.00%, due
            9/01/18-9/01/33, $14,212,377 FMAC, 4.04%-5.50%, due 10/01/17-1/01/35,
            value $10,200,000)                                                              2.35         10,000,000
            Deutsche Bank
  12,000    2.37%, dated 12/28/04, due 2/24/05 in the amount of $12,045,820 (cost
            $12,000,000; collateralized by $6,661,511FNMA, 4.50%-5.00%, due
            9/01/18-9/01/33, $17,054,852 FMAC, 4.04%-5.50%, due 10/01/17-1/01/35,
            value $12,240,000)(c)                                                           2.37         12,000,000
            Deutsche Bank
   6,000    2.40%,dated 1/13/05, due 3/07/05 in the amount of $6,021,200 (cost
            $6,000,000; collateralized by $3,330,756 FNMA, 4.50%-5.00%, due
            9/01/18-9/01/33, $8,527,426 FMAC, 4.04%-5.50%, due 10/01/17-1/01/35,
            value $6,120,000)(c)                                                            2.40          6,000,000
            Dresdner Bank
  35,000    2.45%, dated 1/31/05, due 2/01/05 in the amount of $35,002,382 ( cost
            $35,000,000; collateralized by $25,205,000 FHOR, 0.00%-4.00%, due 12/29/06-
            7/16/18, $11,000,000 FNSI, 2.38%, due 12/15/05, value $35,703,922)              2.45         35,000,000
            Goldman Sachs & Co.
  15,000    2.28%, dated 1/03/05, due 2/02/05 in the amount of $15,028,500 (cost
            $15,000,000; collateralized by $15,446,250 USTR, 0.00%, due 6/16/05,
            value $15,300,128)                                                              2.28         15,000,000
            Goldman Sachs & Co.
  12,000    2.29%, dated 1/05/05, due 2/04/05 in the amount of $12,022,900 (cost
            $12,000,000; collateralized by $12,357,000 USTR, 0.00%, due 6/16/05,
            value $12,240,103)                                                              2.29         12,000,000

Principal
  Amount
  (000)     Security (a)                                                                    Yield             Value
-------------------------------------------------------------------------------------------------------------------
            Goldman Sachs & Co.
$ 17,000    2.32%, dated 12/16/04, due 2/14/05 in the amount of $17,065,733 (cost
            $17,000,000; collateralized by $17,505,750 USTR, 0.00%, due 6/16/05,
            value $17,340,146)                                                              2.32      $  17,000,000
            Greenwich
  45,000    2.40%, dated 1/13/05, due 3/02/05 in the amount of $45,144,000 (cost
            $45,000,000; collateralized by $40,754,013 FMAR, 0.00%, due 4/01/23-11/01/33,
            $55,703,922 FNAR, 0.00%, due 11/01/32-10/01/34, value $45,904,647)(c)           2.40         45,000,000
            Lehman Brothers
  20,000    2.25%, dated 12/06/04, due 2/07/05 in the amount of $20,078,750 (cost
            $20,000,000; collateralized by $21,393,209 FMAR, 0.00%, due 6/01/24-1/01/33,
            $28,287,135 FNAR, 0.00%, due 1/01/18-1/01/35, value $20,399,091) (c)            2.25         20,000,000
            Lehman Brothers
  20,000    2.32%, dated 12/21/04, due 2/22/05 in the amount of $20,081,200 ( cost
            $20,000,000; collateralized by $44,075,077 FNAR, 0.00%, due 7/01/12-2/01/34,
            value $20,401,538)(c)                                                           2.32         20,000,000
            Lehman Brothers
   5,000    2.40%, dated 1/11/05, due 3/07/05 in the amount of $5,018,333 (cost
            $5,000,000; collateralized by $5,166,152 FNAR, 0.00%, due 1/01/35, value
            $5,103,127)(c)                                                                  2.40          5,000,000
            Merrill Lynch
  30,000    2.35%, dated 12/16/04, due 2/16/05 in the amount of $30,121,417 (cost
            $30,000,000; collateralized by $1,840,000 FGPC, 5.00%, due 3/01/34,
            $48,177,579 FNMS, 5.00%-6.50%, due 11/01/17-9/01/34, value
            $30,601,419)(c)                                                                 2.35         30,000,000
            Merrill Lynch
  12,000    2.40%, dated 1/28/05, due 2/04/05 in the amount of $12,005,600 (cost
            $12,000,000; collateralized by $13,466,519 FNMS, 4.50%-5.00%, due 4/01/19-
            6/01/33, value $12,241,213)                                                     2.40         12,000,000
            Merrill Lynch
   5,000    2.40%, dated 1/05/05, due 3/07/05 in the amount of $5,002,033 (cost
            $5,000,000; collateralized by $5,127,316 FGPC, 6.50%, due 11/1/33, $3,390,000
            FNMS, 6.00%, due 10/01/32, value $5,101,060)(c)                                 2.40          5,000,000
            Morgan Stanley
  12,000    2.39%, dated 1/07/05, due 3/07/05 in the amount of $12,047,003 (cost
            $12,000,000; collateralized by $8,867,172 FNMA, 4.00%-5.50%, due 6/01/18-
            10/01/34, $6,600,557 FMAC, 4.76%, due 10/01/33, value $12,248,670)(c)           2.39         12,000,000
            Morgan Stanley
  21,000    2.42%, dated 1/12/05, due 3/04/05 in the amount of $21,071,995 (cost
            $21,000,000; collateralized by $15,517,551 FNMA, 4.00%-5.50%, due 6/01/18-
            10/01/34, $11,550,975 FMAC, 4.76%, due 10/01/33, value $21,435,173)(c)          2.42         21,000,000
            Morgan Stanley
  15,000    2.46%, dated 1/20/05, due 3/18/05 in the amount of $15,058,425 (cost
            $15,000,000; collateralized by $11,083,965 FNMA, 4.00%-5.50%, due 6/01/18-
            10/01/34, $8,250,697 FMAC, 4.76%, due 10/01/33, value $15,310,838)(c)           2.46         15,000,000
            UBS Warburg LLC
  10,000    2.34%, dated 12/15/04, due  2/15/05 in the amount of $10,040,300 (cost
            $10,000,000; collateralized by $51,541,855 FNST, 0.00%, due 12/01/19-2/01/35
            value $10,201,132)(c)                                                           2.34         10,000,000
            UBS Warburg LLC
   6,000    2.35%, dated 1/18/05, due 2/08/05 in the amount of $6,008,225 (cost
            $6,000,000; collateralized by $9,230,000 FNST, 0.00%, due 9/01/33,
            value $6,120,681)(c)                                                            2.35          6,000,000
            UBS Warburg LLC
   5,000    2.36%, dated 12/22/04, due 2/18/05 in the amount of $5,019,011 (cost
            $5,000,000; collateralized by $7,790,000 FNST, 0.00%, due 3/01/34, value
            $5,102,841)(c)                                                                  2.36          5,000,000

Principal
  Amount
  (000)     Security (a)                                                                    Yield             Value
-------------------------------------------------------------------------------------------------------------------
            UBS Warburg LLC
$ 20,000    2.38%,  dated 12/27/04, due 2/25/05 in the amount of $20,079,333 (cost
            $20,000,000; collateralized by $132,405,676 FNST, 0.00%, due 6/01/30-
            3/01/34 value $20,400,458)(c)                                                   2.38      $  20,000,000
            UBS Warburg LLC
   5,000    2.45%, dated 1/13/05, due 3/07/05 in the amount of $5,018,035 (cost
            $5,000,000; collateralized by $7,790,000 FNST, 0.00%, due 3/01/34, value
            $5,102,841)(c)                                                                  2.45          5,000,000
            Wachovia Capital
   9,000    2.42%, dated 12/22/04, due 2/24/05 in the amount of $9,038,720 (cost
            $9,000,000; collateralized by $14,527,309 FMAC, 3.32%, due 2/01/29,
            $5,850,000 FNMA, 5.50% due 10/01/34, value $9,180,000)(c)                       2.42          9,000,000
            Wachovia Capital
  25,000    2.50%, dated 1/31/05, due 2/01/05 in the amount of $25,001,736 (cost
            $25,000,000; collateralized by $45,642,362 FMAC, 3.32%-9.00%, due
            9/15/07-8/01/31, $15,800,000 FNMA, 3.57% due 4/01/33, value $25,500,985)        2.50         25,000,000
            Wachovia Capital
  13,000    2.52%, dated 1/25/05, due 3/24/05 in the amount of $13,052,780 (cost
            $13,000,000; collateralized by $136,000 FMAC, 3.50%, due 9/15/07,
            $5,500,000 FHOR, 6.01%, due 9/24/21, $7,533,000 U.S. Treasury Note, 0.00%,
            due 4/21/05, value $13,260,989)(c)                                              2.52         13,000,000
                                                                                                      -------------
            Total Repurchase Agreements
            (amortized cost $654,000,000)                                                               654,000,000
                                                                                                      -------------
            TOTAL INVESTMENTS - 99.9%
            (amortized cost $969,007,655)                                                               969,007,655
            Other assets less liabilities - 0.1%                                                            890,969
                                                                                                      -------------
            NET ASSETS - 100%                                                                         $ 969,898,624
                                                                                                      =============

PORTFOLIO OF INVESTMENTS
January 31, 2005(unaudited)
                   AllianceBernstein Institutional Reserves - Tax-Free Portfolio
--------------------------------------------------------------------------------

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS - 72.8%
            ALABAMA - 2.8%
            Hoover City MFHR
$  5,200    (Royal Oaks Apartments Projects) Series 04 AMT
            9/01/34                                                         1.91%    $     5,200,000
            Mobile Health Special Care
   6,115    (Infirmary Health Systems, Inc.) Series 00A VRDN
            1/01/25(d)                                                      1.84           6,115,000
            Mobile Medical Clinic Board
   1,885    (Spring Hill Professional Ltd.) Series 96 VRDN
            2/01/11(d)                                                      1.89           1,885,000
            Stevenson Environmental IDR
   6,400    (The Mead Corporation Project) Series 97 AMT VRDN
            6/01/32(d)                                                      1.88           6,400,000
            Talladega County
  13,275    (Special Obligation School Warrants) Series 03 VRDN
            2/01/31(d)                                                      1.87          13,275,000
                                                                                     ---------------
                                                                                          32,875,000
                                                                                     ---------------
            ALASKA -2.1%
            Valdez Marine
            (BP Pipelines Project)
  24,755    Series 03B VRDN
            7/01/37(d)                                                      1.94          24,755,000
                                                                                     ---------------
            ARIZONA - 0.6%
            Phoenix IDA
   6,900    (Desert Botanical Garden Project) VRDN
            7/01/35(d)                                                      1.85           6,900,000
                                                                                     ---------------
            ARKANSAS - 0.3%
            Greene County IDA
   4,200    (Jimmy Sanders, Inc.) Series 99  AMT VRDN
            8/01/09(d)                                                      1.99           4,200,000
                                                                                     ---------------
            CALIFORNIA - 4.4%
            Alameda County IDR
   3,340    (Heat & Control, Inc. Project) Series 95A AMT VRDN
            11/01/25(d)                                                     1.90           3,340,000
            California Health Facility Finance Authority
     310    (Scripps Health) Series A
            10/01/23                                                        1.83             310,000
            California Pollution Control Finance Authority SWDR
   2,000    (A & M Farms Project) Series 04  AMT VRDN
            6/01/29(d)                                                      1.89           2,000,000
   2,500    (George & Jenifer J. Deboer Family Trust Project)
            Series 04 AMT VRDN
            5/01/29(d)                                                      1.89           2,500,000
   2,930    (Greenteam of San Jose Project) Series 01A AMT VRDN
            9/01/16(d)                                                      1.91           2,930,000
            (Marborg Industries Project)
   3,900    Series 02 AMT VRDN
            6/01/22(d)                                                      1.91           3,900,000
   3,705    Series 04A AMT VRDN
            6/01/24(d)                                                      1.91           3,705,000
   4,000    (Norcal Waste Systems, Inc.) Series 02A AMT VRDN
            7/01/27(d)                                                      1.91           4,000,000
   4,845    (Sunset Waste Paper, Inc.) Series 00A AMT VRDN
            11/01/20(d)                                                     1.96           4,845,000
   5,000    (Western Sky Dairy Project) Series 01A AMT VRDN
            9/01/26(d)                                                      1.89           5,000,000
            California Statewide Communities Development Authority MFHR
  10,038    (IAC Project) Series 01W-2 AMT VRDN
            9/15/29(d)                                                      1.86          10,038,000
            Oakland-Alameda County Coliseum Authority Lease Revenue
  10,000    (Coliseum Project) Series 00C-2 VRDN
            2/01/25(d)                                                      1.83          10,000,000
                                                                                     ---------------
                                                                                          52,568,000
                                                                                     ---------------
            COLORADO - 2.2%
            Colorado Education & Cultural Facility Authority
   9,500    (Fuller Theological Seminary Project) Series 04A VRDN
            8/01/35(d)                                                      1.94           9,500,000
            Traer Creek Metropolitan District
  16,300    (Eagle County) Series 02 VRDN
            10/01/25(d)                                                     1.89          16,300,000
                                                                                     ---------------
                                                                                          25,800,000
                                                                                     ---------------
            CONNECTICUT - 0.4%
            Connecticut State GO
   5,000    Series 01A VRDN
            2/15/21(d)                                                      1.88           5,000,000
                                                                                     ---------------

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            FLORIDA - 3.2%
            Brevard County HFA MFHR
$  2,000    (Wickham Club Apartments) Series 04A VRDN AMT
            8/15/37(d)                                                      1.93%    $     2,000,000
            Broward County HFA MFHR
   3,000    (Sawgrass Pines Apartments) Series 93A AMT VRDN
            11/01/23(d)                                                     1.90           3,000,000
            Davie Florida
   4,000    (United Jewish Community Project) Series 03 VRDN
            1/01/25                                                         1.85           4,000,000
            Florida HFA MFHR
   5,000    (Horizon Place Associations) Series 95  VRDN
            12/01/05(d)                                                     1.85           5,000,000
            Florida Housing Finance Corp. MFHR
   3,900    (Pinnacle Pointe Apartments) Series 03 VRDN AMT
            8/01/35(d)                                                      1.87           3,900,000
            Hillsborough County IDA
   5,500    (Tampa Metropolitan Area YMCA Project) Series 00 VRDN
            3/01/25(d)                                                      1.90           5,500,000
            Miami Dade County HFA
   1,600    (Ward Towers Assisted Living Facility)
            Series 02-8 AMT VRDN
            8/01/33(d)                                                      1.90           1,600,000
            Orlando & Orange County Expressway Authority FSA
   4,500    Series 03D VRDN
            7/01/32(d)                                                      1.85           4,500,000
            Tampa Educational Facilities Revenue
   8,540    (Academy of the Holy Names Project) Series 01 VRDN
            3/01/22(d)                                                      1.85           8,540,000
                                                                                     ---------------
                                                                                          38,040,000
                                                                                     ---------------
            GEORGIA - 4.0%
            Atlanta MFHR
   7,000    (M - Street Apartments Project) Series 03 AMT VRDN
            3/01/43(d)                                                      1.92           7,000,000
            Clayton County Housing Authority MFHR
   7,970    (Ashton Walk Apartments Project) Series 04 VRDN
            4/01/36(d)                                                      1.99           7,970,000
            Cobb County Housing Authority MFHR
   8,000    (Woodchase Village Apartments Project) Series 03 AMT VRDN
            3/15/36(d)                                                      1.92           8,000,000
            East Point MFHR
   6,940    (Robins Creste Apartments Project) Series 03 AMT VRDN
            6/01/36(d)                                                      1.99           6,940,000
            Floyd County Development Authority Revenue
            (Darlington School Project)
   3,100    Series 00 VRDN
            3/01/20(d)                                                      1.89           3,100,000
   6,900    Series 02 VRDN
            9/01/22(d)                                                      1.89           6,900,000
            Fulton County Development Authority MFHR
     100    (Hidden Creste Apartments) Series 04 AMT VRDN
            11/15/36(d)                                                     1.99             100,000
            Fulton County Residential Care Facility
   7,500    (Canterbury Court Project) Series 04C VRDN
            2/15/34(d)                                                      1.88           7,500,000
                                                                                     ---------------
                                                                                          47,510,000
                                                                                     ---------------
            ILLINOIS - 2.8%
            Aurora Kane DuPage IDR
   5,460    (Jania Family LLC Project) Series 99 AMT VRDN
            12/01/29(d)                                                     1.93           5,460,000
            Chicago Illinois
   1,400    (Homestart Program) Series A VRDN
            6/01/05(d)                                                      1.94           1,400,000
            Hennepin Wetlands
   3,500    (Hennepin-Hopper Lakes Project) Series 01 VRDN
            2/01/21(d)                                                      1.93           3,500,000
            Illinois Development Finance Authority
   5,100    (Contemporary Art Museum) Series 94 VRDN
            2/01/29(d)                                                      1.85           5,100,000
            Illinois Development Finance Authority IDR
   3,640    (Elite Mfg Technology, Inc. Project) Series 99 AMT VRDN
            6/01/24(d)                                                      1.93           3,640,000
            Illinois Educational Facilities Authority
   7,300    (National Louis University) Series 99A VRDN
            6/01/29(d)                                                      1.86           7,300,000
            Illinois Housing Development Authority MFHR
   6,715    (Hyde Park Tower) Series 00A AMT  VRDN
            11/01/28(d)                                                     1.90           6,715,000
                                                                                     ---------------
                                                                                          33,115,000
                                                                                     ---------------

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            INDIANA - 3.0%
            Indiana Development  Finance Authority
$ 25,000    (Indianapolis Museum of Art) Series 01 VRDN
            2/01/36(d)                                                      1.85%    $    25,000,000
            Indianapolis MFHR
   3,775    (Nora Pines Apartments Project) Series 01 AMT VRDN
            10/15/31(d)                                                     1.89           3,775,000
            Portage Economic Development Revenue
   7,045    (Pedcor Investments Apartments Project) Series 95A  AMT VRDN
            8/01/30(d)                                                      1.92           7,045,000
                                                                                     ---------------
                                                                                          35,820,000
                                                                                     ---------------
            IOWA - 0.5%
            Iowa Financing Authority
   3,000    (Western Home Communities, Inc.) Series 03 VRDN
            11/01/33(d)                                                     1.90           3,000,000
            Orange City IDR
   3,600    (Vogel Enterprises Ltd.) Series 02 AMT VRDN
            4/01/17(d)                                                      1.95           3,600,000
                                                                                     ---------------
                                                                                           6,600,000
                                                                                     ---------------
            KANSAS - 1.7%
            Kansas Development Finance Authority MFHR
  10,830    (Summit Woods Apartment Project) Series 02G-1 AMT VRDN
            4/15/35(d)                                                      1.90          10,830,000
            Lenexa Health Care Facility
   9,160    (Lakeview Village) Series A VRDN
            5/15/26(d)                                                      1.88           9,160,000
                                                                                     ---------------
                                                                                          19,990,000
                                                                                     ---------------
            KENTUCKY - 4.3%
            Breckinridge County
   6,500    (Kentucky Association of County Leasing Trust) VRDN
            12/01/29(d)                                                     1.83           6,500,000
   6,725    Series 01A VRDN
            2/01/31(d)                                                      1.83           6,725,000
            Jefferson County Industrial Building Authority
   7,565    (Franciscan Eldercare Service) Series 01 VRDN
            5/15/30(d)                                                      1.88           7,565,000
            Jefferson County MFHR
   8,200    (Camden Meadows Apartment Project) Series 02 VDRN
            12/15/31(d)                                                     1.90           8,200,000
            Jefferson County Student Housing
  14,135    (University of Louisville Phase II) Series 02A VDRN
            7/01/32(d)                                                      1.86          14,135,000
            Jeffersontown
   8,275    (League of Cities Fund Trust) Series 00 VRDN
            3/01/30(d)                                                      1.93           8,275,000
                                                                                     ---------------
                                                                                          51,400,000
                                                                                     ---------------
            LOUISIANA - 2.9%
            Louisiana HFA
   8,955    (Woodward Wight Apartments) Series 03 VRDN
            9/01/33(d)                                                      1.85           8,955,000
            Louisiana Offshore Termimal Authority
   5,700    (Deep Water Port Refunding) Series 03B VRDN
            9/01/14(d)                                                      1.85           5,700,000
            Tangipahoa Parish
  20,000    (North Oaks Medical Center Project) Series 03B VRDN
            2/01/33(d)                                                      1.87          20,000,000
                                                                                     ---------------
                                                                                          34,655,000
                                                                                     ---------------
            MAINE - 0.7 %
            Maine Finance Authority IDR
   8,700    (Jackson Laboratory Issue) Series 02 VRDN
            7/01/31(d)                                                      1.89           8,700,000
                                                                                     ---------------
            MARYLAND - 1.8%
            Baltimore Maryland IDR
  15,000    (Baltimore Capital Acquisition) Series 86 VRDN
            8/01/16(d)                                                      1.85          15,000,000
            Gaithersburg Economic Development Revenue
   6,600    (Asbury Methodist Village, Inc.) Series 04 VRDN
            1/01/34(d)                                                      1.88           6,600,000
                                                                                     ---------------
                                                                                          21,600,000
                                                                                     ---------------
            MICHIGAN - 0.3%
            Michigan State Strategic Fund
   3,265    (Stelmi America, Inc.) Series 03 AMT VRDN
            5/01/30(d)                                                      1.92           3,265,000
                                                                                     ---------------
            MINNESOTA - 1.3%
            Austin Minnesota MFHR
   2,320    (Cedars of Austin Project) Series 04A VRDN
            4/01/29(d)                                                      2.00           2,320,000

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            Ramsey County MFHR
$ 12,690    (Gateway Apartments Limited Partnership)
            Series 03 AMT VRDN
            10/01/38(d)                                                     2.00%    $    12,690,000
                                                                                     ---------------
                                                                                          15,010,000
                                                                                     ---------------
            MISSISSIPPI - 2.4%
            Mississippi Business Finance Corp.
  20,150    (Jackson Medical Mall Foundation) Series 00A VRDN
            11/01/18(d)                                                     1.85          20,150,000
   4,800    (Mississippi State University Foundation, Inc. Project)
            Series 02 VRDN
            3/01/12(d)                                                      1.89           4,800,000
   3,800    (St. Andrew Episcopal Day Project) Series 03 VRDN
            7/01/35(d)                                                      1.89           3,800,000
                                                                                     ---------------
                                                                                          28,750,000
                                                                                     ---------------
            MISSOURI - 2.0%
            Grandview IDA MFHR
   6,500    (Briarwood Apartments Project) Series 04 AMT VRDN
            5/15/37(d)                                                      1.89           6,500,000
            Missouri HEFA
  15,000    (Lutheran Senior Services) Series 00 VRDN
            2/01/31(d)                                                      1.85          15,000,000
            St. Louis County IDA
   2,700    (U. S. Tape & Label Project) Series 99 AMT VRDN
            8/01/19(d)                                                      1.92           2,700,000
                                                                                     ---------------
                                                                                          24,200,000
                                                                                     ---------------
            NEVADA - 0.7%
            Henderson Public Improvement Trust MFHR
   4,150    (Pueblo Verde Apartments) Series 95A VRDN
            8/01/26(d)                                                      1.93           4,150,000
            Nevada Housing Division MFHR
   4,120    (L. Octaine Urban Apartments) Series 03 AMT VRDN
            4/01/36(d)                                                      1.87           4,120,000
                                                                                     ---------------
                                                                                           8,270,000
                                                                                     ---------------
            NEW HAMPSHIRE - 2.0%
            New Hampshire HEFA
   3,330    (Hunt Community Issue) Series 96 VRDN
            5/01/26(d)                                                      1.90           3,330,000
  10,200    (Huntington at Nashua) Series 03B VRDN
            5/01/13(d)                                                      1.87          10,200,000
   5,260    (Riverwoods at Exeter) Series 03 VRDN
            3/01/34(d)                                                      1.87           5,260,000
   4,700    (Southern New Hampshire Medical Center) Series 01 VRDN
            10/01/30(d)                                                     1.90           4,700,000
                                                                                     ---------------
                                                                                          23,490,000
                                                                                     ---------------
            NEW JERSEY- 0.5%
            New Jersey Economic Development Authority
     985    (Bancroft Neurohealth Project) Series 02 VRDN
            11/01/27(d)                                                     1.84             985,000
            New Jersey Health Care Facilities Finance Authority Revenue
   5,550    (Meridian Health System) Series 03A VRDN
            7/01/33(d)                                                      1.81           5,550,000
                                                                                     ---------------
                                                                                           6,535,000
                                                                                     ---------------
            NEW YORK - 1.0%
            New York State Local Assistance Corp.
  11,700    Series 94B VRDN
            4/01/23(d)                                                      1.75          11,700,000
                                                                                     ---------------
            NORTH CAROLINA - 1.5%
            North Carolina Capital Facility Finance Agency
   6,870    (Capital Area YMCA Project) Series 02 VRDN
            5/01/22(d)                                                      1.87           6,870,000
            North Carolina Medical Care Community
  10,000    (First Mtg-Brookwood Project) Series 01C VRDN
            1/01/07(d)                                                      1.95          10,000,000
            North Carolina Medical Care Community Retirement
            Facilities Revenue
   1,480    (Aldersgate Project) Series 01 VRDN
            1/01/31(d)                                                      1.95           1,480,000
                                                                                     ---------------
                                                                                          18,350,000
                                                                                     ---------------
            OHIO - 4.1%
            Butler County Health Care
  14,600    (Lifesphere Project) Series 02 VRDN
            5/01/27(d)                                                      1.85          14,600,000
            Cuyahoga County Hospital Improvement
  14,700    (The Metrohealth System Project) Series 03 VRDN
            3/01/33(d)                                                      1.90          14,700,000
            Cuyahoga Health Care
   2,855    (Judson Retirement Community) Series 00 VRDN
            11/15/19(d)                                                     1.88           2,855,000

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            Franklin County MFHR
$  2,050    (Hanover Ridge Apartments) Series 00 AMT VRDN
            12/15/30(d)                                                     1.94%    $     2,050,000
            Hamilton County Student Housing Facility Revenue
  15,000    (Stratford Heights Project) Series 04 VRDN
            8/01/36(d)                                                      1.89          15,000,000
                                                                                     ---------------
                                                                                          49,205,000
                                                                                     ---------------
            OKLAHOMA -0.6%
            Muskogee
   7,400    (Medical Center Authority Revenue) Series 02 VRDN
            10/01/32(d)                                                     1.90           7,400,000
                                                                                     ---------------
            PENNSYLVANIA - 0.6%
            Pennsylvania Higher Education Student Housing Revenue
   3,600    (Student Association, Inc. Project) Series 03C VRDN
            7/01/38(d)                                                      1.86           3,600,000
            Philadelphia IDR
   3,000    (St. Joseph's Prep School Project) Series 03 VRDN
            7/01/33(d)                                                      1.85           3,000,000
                                                                                     ---------------
                                                                                           6,600,000
                                                                                     ---------------
            RHODE ISLAND - 0.3%
            Rhode Island Health & Educational Building Corp.
   3,500    (La Salle Academy) Series 03 VRDN
            7/01/33(d)                                                      1.85           3,500,000
                                                                                     ---------------
            SOUTH CAROLINA - 2.9%
            South Carolina EDA
  13,000    (Sisters of Charity Hospital) Series 02  VRDN
            11/01/32(d)                                                     1.89          13,000,000
            South Carolina Jobs EDA
  12,300    (Sisters Charity Province Hospital) Series 01 VRDN
            11/01/31(d)                                                     1.89          12,300,000
   9,500    (Southeastern Fly Ash Company Project) Series 00 AMT VRDN
            1/01/14(d)                                                      1.91           9,500,000
                                                                                     ---------------
                                                                                          34,800,000
                                                                                     ---------------
            TENNESSEE - 2.0%
            Shelby County Health & Educational Housing Facilities
  20,000    (The Village at Germantown) Series 03C VRDN
            12/01/13(d)                                                     1.87          20,000,000
   3,985    (Memphis College of Art Project) Series 03 VRDN
            8/01/23(d)                                                      1.88           3,985,000
                                                                                     ---------------
                                                                                          23,985,000
                                                                                     ---------------
            TEXAS - 4.1%
            Harris County Health Facilies Development Corp.
   5,450    (Methodist Hospital) Series 02 VRDN
            12/01/32(d)                                                     1.90           5,450,000
            Lower Neches Valley Industrial Development Corp.
   3,500    (Onyx Environmental Services) Series 03 AMT VRDN
            5/01/28(d)                                                      1.90           3,500,000
            Mesquite Texas Health Facilities Development
   7,630    (Retirement Facility) Series 00C VRDN
            2/15/30(d)                                                      1.88           7,630,000
            Metropolitan Higher Education Authority
   6,170    (University of Dallas) Series 99 VRDN
            5/01/19(d)                                                      1.90           6,170,000
            Texas Small Business IDR
  12,965    (Public Facilities Capital Access) VRDN
            7/01/26(d)                                                      1.88          12,965,000
            Texas State TRAN
  13,000    Series 04-05 VRDN
            8/31/05(d)                                                      1.60          13,103,482
                                                                                     ---------------
                                                                                          48,818,482
                                                                                     ---------------
            UTAH - 0.5%
            Salt Lake County PCR IDR
   6,000    (Service Station Holdings Project) VRDN
            2/01/08(d)                                                      1.94           6,000,000
                                                                                     ---------------
            VIRGINIA - 2.6%
            Chesapeake Hospital Authority Facility Revenue
   2,000    (Chesapeake General Hospital) Series 01A VRDN
            7/01/31(d)                                                      1.85           2,000,000
            James City MFHR IDA
   8,350    (Chambrel at Williamsburg) Series 02 VRDN
            11/15/32(d)                                                     1.85           8,350,000
            Virginia Beach  Development Authority
   1,000    (Chesapeake Bay Academy) Series 00 VRDN
            4/01/25(d)                                                      1.91           1,000,000
  20,000    (Lifenet Project) Series 04 VRDN
            1/01/27(d)                                                      1.85          20,000,000
                                                                                     ---------------
                                                                                          31,350,000
                                                                                     ---------------

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            WASHINGTON - 3.0%
            Issaquah Commercial Properties
$ 24,000    Series 01B VRDN
            2/15/21(d)                                                      1.90%    $    24,000,000
            Washington EDA IDR
   4,010    (Pacific Coast Shredding) Series 99D AMT VRDN
            8/01/14(d)                                                      1.95           4,010,000
            Washington Housing Finance Commission
   2,205    (United Way King County Project) Series 03 VRDN
            3/01/28(d)                                                      1.90           2,205,000
            Washington State EDA SWDR
   5,900    (Cedar Grove Composing Project) Series 04 AMT VRDN
            7/15/24(d)                                                      1.91           5,900,000
                                                                                     ---------------
                                                                                          36,115,000
                                                                                     ---------------
            WISCONSIN - 2.7%
            Appleton Redevelopment Authority
  11,700    (Fox Cities Performing Arts Center) Series 01B VRDN
            6/01/36(d)                                                      1.95          11,700,000
            Campbell Wisconsin IDA
   4,335    (Skipperliner Industries Project) Series 00 AMT VRDN
            5/01/20(d)                                                      1.90           4,335,000
            Wisconsin Center District Tax Revenue
  10,000    Series 01A VRDN
            12/15/26(d)                                                     1.85          10,000,000
            Wisconsin HEFA
   2,555    (Grace Lutheran Foundation Project) Series 99 VRDN
            7/01/14(d)                                                      1.87           2,555,000
            Wisconsin Municipalities
   4,200    (Fox Valley Lutheran High School) Series 03 VRDN
            3/01/23(d)                                                      1.90           4,200,000
                                                                                     ---------------
                                                                                          32,790,000
                                                                                     ---------------
            Total Municipal Bonds
            (amortized cost $869,661,482)                                                869,661,482
                                                                                     ---------------
            COMMERCIAL PAPER - 25.7%
            COLORADO - 0.4%
            Colorado Regional Transportation District
   4,900    (Subordinate Lein Sales Tax Revenue) Series 01A
            2/10/05                                                         1.52           4,900,000
                                                                                     ---------------
            FLORIDA - 2.8%
            Indian River
            (Hospital District)
  12,400    Series 88
            3/10/05                                                         1.63          12,400,000
   5,200    Series 90
            3/10/05                                                         1.63           5,200,000
            Florida Local Government Finance Commission
            Series A
   5,000    2/02/05                                                         1.78           5,000,000
   5,000    2/07/05                                                         1.80           5,000,000
            Sarasota Public Hospital
            (Sarasota Memorial Hospital Revenue)
   5,850    Series B
            3/07/05                                                         1.91           5,850,000
                                                                                     ---------------
                                                                                          33,450,000
                                                                                     ---------------
            HAWAII - 0.7%
            Honolulu City & County
   8,700    (GO Commerical Paper Notes)
            2/03/05                                                         1.70           8,700,000
                                                                                     ---------------
            KENTUCKY - 2.5%
            Pendleton County
  30,000    (Association of County Leasing)
            2/14/05                                                         1.90          30,000,000
                                                                                     ---------------
            MARYLAND - 1.1%
            Baltimore County Public Improvement Auth CP BANs
  12,500    Series 02
            2/08/05                                                         1.83          12,500,000
                                                                                     ---------------
            MASSACHUSETTS - 4.0%
            Massachusetts Development Finance Agency
            (Massachusetts Development Program)
   7,000    Program 2
            2/03/05                                                         1.68           7,000,000
            Program 3
   7,800    2/08/05                                                         1.38           7,800,000
   4,000    2/17/05                                                         1.38           4,000,000
   6,000    3/07/05                                                         1.90           6,000,000

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            Massachusetts Health and Education
$  7,000    (Harvard University) Series EE
            2/01/05                                                        1.31%     $     7,000,000
            Massachusetts Water Authority
   5,000    Series 94
            2/07/05                                                         1.83           5,000,000
  10,500    Series 99
            2/01/05                                                         1.85          10,500,000
                                                                                     ---------------
                                                                                          47,300,000
                                                                                     ---------------
            MICHIGAN - 1.4%
            University of Michigan Regents
            Series F
   7,105    2/10/05                                                         1.67           7,105,000
  10,000    2/11/05                                                         1.74          10,000,000
                                                                                     ---------------
                                                                                          17,105,000
                                                                                     ---------------
            MINNESOTA - 0.3%
            St. Paul Metropolitan Airport
   4,000    Series A
            2/01/05                                                         1.88           4,000,000
                                                                                     ---------------
            NEW YORK - 2.6%
            Metropolitan Transportation Authority BANs
            (Transit Facility Special Obligation) Series CP-1 A
   7,000    2/07/05                                                         1.82           7,000,000
  17,500    2/09/05                                                         1.77          17,500,000
   7,000    2/10/05                                                         1.25           7,000,000
                                                                                     ---------------
                                                                                          31,500,000
                                                                                     ---------------
            PENNSYLVANIA - 1.2%
            Montgomery County IDA
            (Exelon Generation)
  14,000    Series 01B
            3/01/05                                                         1.55          14,000,000
                                                                                     ---------------
            TENNESSEE - 0.6%
            Nashville & Davidson County
   7,500    Series 03
            2/10/05                                                         1.83           7,500,000
                                                                                     ---------------
            TEXAS - 5.4%
            Austin Comb Utility System
  19,238    (Travis & Williamson County) Series A
            2/08/05                                                         1.88          19,238,000
            Dallas Area Rapid Transit
  19,000    (Senior Sub Lien Sales Tax Revenue) Series 01
            3/09/05                                                         1.90          19,000,000
            Texas A&M University Board of Regents
  10,000    (Revenue Financing System) Series B
            2/09/05                                                         1.38          10,000,000
            Texas Public Finance Authority
   8,500    (GO Commercial Paper Notes) Series 02B
            3/11/05                                                         1.55           8,500,000
            University of Texas Board of Regents
   8,000    (Revenue Financing Systems) Series A
            2/01/05                                                         1.38           8,000,000
                                                                                     ---------------
                                                                                          64,738,000
                                                                                     ---------------
            VIRGINIA - 0.5%
            University of Virginia
   6,200    Series 03A
            2/09/05                                                         1.74           6,200,000
                                                                                     ---------------
            WASHINGTON - 0.3%
            Port of Tacoma
   3,000    (Subordinate Lien Revenue Notes) Series A
            2/04/05                                                         1.78           3,000,000
                                                                                     ---------------
            WISCONSIN - 1.9%
            Wisconsin Transportation Revenue
  22,300    Series 97A
            2/11/05                                                         1.70          22,300,000
                                                                                     ---------------
            Total Commercial Paper
            (amortized cost $307,193,000)                                                307,193,000
                                                                                     ---------------
            TOTAL INVESTMENTS - 98.5%
            (amortized cost $1,176,854,482)                                            1,176,854,482
            Other assets less liabilities - 1.5%                                          17,207,682
                                                                                     ---------------
            NET ASSETS - 100%                                                        $ 1,194,062,164
                                                                                     ===============

PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)
                   AllianceBernstein Institutional Reserves - Treasury Portfolio
--------------------------------------------------------------------------------

Principal
  Amount
  (000)     Security (a)                                                   Yield               Value
----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS-96.8%
            U.S. TREASURY BILLS - 91.9%
$ 19,000    2/17/05                                                         1.99%    $    18,983,196
   4,000    2/03/05                                                         2.00           3,999,555
  10,007    2/24/05                                                         2.01           9,994,152
  38,000    2/10/05                                                         2.09          37,980,461
  13,000    3/03/05                                                         2.14          12,976,910
   7,000    3/31/05                                                         2.30           6,974,061
   3,000    4/07/05                                                         2.32           2,987,428
                                                                                     ---------------
                                                                                          93,895,763
                                                                                     ---------------
            U.S. TREASURY NOTE - 4.9%
   5,000    2/28/05                                                         2.07           4,997,813
                                                                                     ---------------
            TOTAL INVESTMENTS - 96.8%
            (amortized cost $98,893,576)                                                  98,893,576
            Other assets less liabilities - 3.2%                                           3,320,605
                                                                                     ---------------
            NET ASSETS - 100%                                                        $   102,214,181
                                                                                     ===============

Portfolio of Investments
January 31, 2005 (unaudited)

        AllianceBernstein Institutional Reserves - California Tax-Free Portfolio
--------------------------------------------------------------------------------

Principal
  Amount
  (000)     Security (a)                                                             Yield            Value
-----------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS-75.9%
            ABAG Finance Authority COP
$ 2,380     (Harker School Foundation) Series 98 VRDN
            1/01/23 (d)                                                              1.85%     $  2,380,000
            California Department of Water
  2,500     (Power Supply) Series 02B-1 VRDN
            5/01/22 (d)                                                              1.88         2,500,000
  4,000     (Power Supply) Series 02C-4 VRDN
            5/01/22 (d)                                                              1.83         4,000,000
            California Economic Development Bank IDR
  3,230     (Fish House Foods, Inc.) Series 99 AMT VRDN
            9/01/24 (d)                                                              1.90         3,230,000
            California Economic Recovery
  1,700     Series 04C-11 VRDN
            7/01/23 (d)                                                              1.83         1,700,000
            California Health Facilities Financing Authority
  6,100     (Scripps Health) Series 01A VRDN
            10/01/23 (d)                                                             1.83         6,100,000
            California Pollution Control Finance Authority
  5,155     (South Lake Refuse Company Project) Series 02A AMT VRDN
            10/01/17 (d)                                                             1.96         5,155,000
  2,000     (Vanderham Family Trust Project-Koetsier Son) Series 03 AMT VRDN
            5/01/28 (d)                                                              1.89         2,000,000
    290     (West Valley Manufacturing Project) Series 97A AMT VRDN
            6/01/12 (d)                                                              2.06           290,000
            California Pollution Control Finance Authority SWDR
  2,000     (Bidart Dairy Project) Series 02 AMT VRDN
            11/01/27 (d)                                                             1.89         2,000,000
  1,550     (Bos Farms Project) Series 01 AMT VRDN
            9/01/21 (d)                                                              1.89         1,550,000
  3,285     (Sunset Waste Paper, Inc.) Series 02A AMT VRDN
            11/01/11 (d)                                                             1.96         3,285,000
            California Statewide Community Development Authority
  4,130     (Trinity Children & Family Services) Series 02A VRDN
            11/01/27 (d)                                                             1.83         4,130,000
            California Statewide Community Development Authority MFHR
  5,760     (Cienega Gardens Apartments) Series 02V AMT VRDN
            10/01/33 (d)                                                             1.95         5,760,000
  1,000     (Iac Project) Series 01W-2 AMT VRDN
            9/15/29 (d)                                                              1.86         1,000,000
            Carlsbad Unified School District COP
  4,800     (School Facility Bridge Funding) FSA VRDN
            9/01/23 (d)                                                              1.83         4,800,000
            Daly City California HFA MFHR
  8,230     (Serramonte Del Rey Apartments) Series 99A VRDN
            10/15/29 (d)                                                             1.83         8,230,000
            El Monte COP
  1,500     (Community Improvement Project) Series 03A VRDN
            1/01/18 (d)                                                              1.85         1,500,000

Principal
  Amount
  (000)     Security (a)                                                             Yield            Value
-----------------------------------------------------------------------------------------------------------
            Fairfield IDA
$ 3,500     (Aitchison Family Partnership) VRDN
            4/01/12 (d)                                                              1.85%     $  3,500,000
            Fillmore California Public Finance Authority
  4,000     (Central City Redevelopment Project) Series 03A VRDN
            5/01/31 (d)                                                              1.85         4,000,000
            Fremont Public Finance Authority COP
    435     (Family Resource Center) Series 98 VRDN
            8/01/28 (d)                                                              1.83           435,000
            Fresno
  2,500     (Trinity Health Credit Group) Series 00C VRDN
            12/01/30 (d)                                                             1.81         2,500,000
            Grand Terrace Community Development Authority MFHR
  4,600     (Mount Vernon Villas Project) Series 85A VRDN
            2/15/30 (d)                                                              1.84         4,600,000
            Irvine California Authority
  2,664     (Assessment Dist.) Series 99 VRDN
            9/02/24 (d)                                                              1.89         2,664,000
            Lancaster California Redevelopment Agency MFHR
  3,400     (Woodcreek Garden Apartments) Series 01B VRDN
            12/15/31 (d)                                                             1.84         3,400,000
            Los Angeles Community Redevelopment Agency MFHR
  4,000     Series 03A AMT VRDN
            9/01/19 (d)                                                              1.88         4,000,000
            Los Angeles COP
  3,000     (Samuel A. Fryer Yavneh Academy) Series 01A VRDN
            8/01/21 (d)                                                              1.83         3,000,000
            Los Angeles Department of Water & Power
  8,000     (Electric Plant) Series 01B-3 VRDN
            7/01/34 (d)                                                              1.92         8,000,000
            Monrovia Redevelopment Agency
  4,100     (Holiday Inn Hotel Project) Series 84 VRDN
            12/01/14 (d)                                                             1.90         4,100,000
            Oakland-Alameda County
  5,400     (Coliseum Project) Series 00C-2 VRDN
            2/01/25 (d)                                                              1.83         5,400,000
            Orange County Apartment Development
  8,300     (Trabuco Highlands Apartments) Series 99D VRDN
            12/01/29 (d)                                                             1.84         8,300,000
            Placentia-Yorba Linda Unified School District COP
  6,635     Series 03A VRDN
            2/01/35 (d)                                                              1.81         6,635,000
            Rescue Unified School District COP FSA
  5,210     VRDN
            10/01/25 (d)                                                             1.81         5,210,000
            Riverside County Housing Authority MFHR
  2,750     (Concord Square Apartments) Series 00A VRDN
            12/15/30 (d)                                                             1.83         2,750,000
            San Bernardino County COP
  5,400     (Control Refinancing Project) Series 96 VRDN
            7/01/15 (d)                                                              1.83         5,400,000

Principal
  Amount
  (000)     Security (a)                                                             Yield            Value
-----------------------------------------------------------------------------------------------------------
            San Diego County COP
$ 1,000     (Friends of Chabad Lubavitch) Series 03 VRDN
            1/01/23 (d)                                                              1.93%     $  1,000,000
            San Francisco  City and County Redevelopment Agency MFHR
  2,890     (Orlando Cepeda Place Apartments) Series 00D AMT VRDN
            11/01/33 (d)                                                             1.88         2,890,000
            Santa Clara County MFHR
  3,400     (The Fountain Project) Series 03A VRDN
            7/01/33 (d)                                                              1.83         3,400,000
            Saratoga School District
  2,895     (Bridge Funding Project) Series 01 FSA VRDN
            9/01/26 (d)                                                              1.83         2,895,000
            Simi Valley MFHR
  5,000     (Shadowridge Apartments) Series 89 VRDN
            9/01/19 (d)                                                              1.88         5,000,000
            Western Placer COP
  9,000     (School Facilities Project) Series 03 VRDN
            8/01/23 (d)                                                              1.88         9,000,000
                                                                                               ------------
            Total Municipal Bonds
            (amortized cost $157,689,000)                                                       157,689,000
                                                                                               ------------
            COMMERCIAL PAPER - 23.7%
            California State University
            Series 01A
  1,858     2/15/05                                                                  1.80         1,858,000
  9,952     2/15/05                                                                  1.78         9,952,000
            City & County of  San Francisco
  1,900     (Public Utilities Water Services)
            3/7/2005                                                                 1.95         1,900,000
            Los Angeles County
  3,000     (Capital Asset Leasing Corp.)
            2/10/05                                                                  1.65         3,000,000
            Los Angeles Improvement Corp.
  2,288     (Lease Revenue) Series A-1
            2/07/05                                                                  1.80         2,288,000
            Orange County Water District
  1,800     Series 97
            2/01/05                                                                  1.83         1,800,000
            San Francisco County Transportation Authority
  2,500     Series B
            3/8/2005                                                                 1.95         2,500,000
            San Francisco Public Utilities Commission
  7,800     (Water Series)
            2/9/2005                                                                 1.30         7,800,000
            San Gabriel Valley
 10,500     (Alameda Corridor E Construction Project)
            2/10/05                                                                  1.65        10,500,000

Principal
  Amount
  (000)     Security (a)                                                             Yield            Value
-----------------------------------------------------------------------------------------------------------
            Ventura Public Finance Authority
            (Lease Revenue) Series 98
$ 1,500     2/07/05                                                                  1.83%     $  1,500,000
  6,200     2/8/2005                                                                 1.26         6,200,000
                                                                                               ------------
            Total Commercial Paper
            (amortized cost $49,298,000)                                                         49,298,000
                                                                                               ------------
            TOTAL INVESTMENTS -99.6%
            (amortized cost $206,987,000)                                                       206,987,000
            Other assets less liabilities-0.4%                                                      768,083
                                                                                               ------------
            NET ASSETS -100%                                                                   $207,755,083
                                                                                               ============

Portfolio of Investments
January 31, 2005 (unaudited)
          AllianceBernstein Institutional Reserves - New York Tax-Free Portfolio
--------------------------------------------------------------------------------

Principal
 Amount
 (000)      Security (a)                                                Yield              Value
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS- 89.2%
            NEW YORK - 86.8%
            Broome County IDA
$ 2,630     (James G Johnston Memorial) Series 03 VRDN
            2/01/29 (d)                                                 1.85%       $  2,630,000
            Chenango County IDA
  1,325     (Grace View Manor Nursing) Series 03 VRDN
            2/01/29 (d)                                                 1.85           1,325,000
            Fulton County IDA
    320     (Fiber Conversion, Inc.) Series 95  AMT VRDN
            6/01/05 (d)                                                 1.94             320,000
            Huntington Union Free School District
    600     (Tax Anticipation Notes) Series 04-05
            6/29/05                                                     1.60             603,361
            Long Island Power Authority
  1,500     (Electric Systems Revenue) Series 1A VRDN
            5/01/33 (d)                                                 1.82           1,500,000
            Monroe County IDA
  2,000     (Canal Ponds Park) Series 95D VRDN
            6/15/16 (d)                                                 1.86           2,000,000
            Nassau County Interim Finance Authority
  3,000     (Sales Tax Secured) Series 02 B VRDN
            11/15/22 (d)                                                1.82           3,000,000
            New York City GO
            Series 93A-4 VRDN
  3,000     8/01/23 (d)                                                 1.90           3,000,000
            Series 94A-4 VRDN
    100     8/01/22 (d)                                                 1.90             100,000
  2,500     Series 95F-2 VRDN
            2/15/12 (d)                                                 1.82           2,500,000
  1,500     Series 03 C-4 VRDN
            8/01/20 (d)                                                 1.83           1,500,000
            New York City IDA
  2,500     (Planned Parenthood Project) Series 02 VRDN
            7/01/18 (d)                                                 1.83           2,500,000
    345     (P.S. Pibbs, Inc. Project) Series 01 AMT VRDN
            6/01/21 (d)                                                 1.95             345,000
  1,390     (Stock Exchange Project) Series 04B  VRDN
            5/01/33 (d)                                                 1.83           1,390,000
            New York City TFA
  3,000     (Future Tax Secured) Series 98 C VRDN
            5/01/28 (d)                                                 1.90           3,000,000
    400     (Recovery Bonds) Series 01-1A VRDN
            11/01/22 (d)                                                1.82             400,000
            New York State Dormitory Authority
    440     (Beverwyck, Inc. Project) Series 95 VRDN
            7/01/25 (d)                                                 1.86             440,000
  3,000     (Mental Health Services Facility) Series 03F-2A FSA VRDN
            2/15/21 (d)                                                 1.82           3,000,000
  1,500     (Rockefeller University) Series 02A VRDN
            7/01/32 (d)                                                 1.81           1,500,000
  4,200     (Teresian House Corp.) Series 03 VRDN
            7/01/33 (d)                                                 1.82           4,200,000

Principal
 Amount
 (000)      Security (a)                                                Yield              Value
------------------------------------------------------------------------------------------------
            New York State HFA
$ 1,300     (240 E 39th Street) Series 97A AMT VRDN
            5/15/30 (d)                                                 1.88%       $  1,300,000
            (363 West 30th Street) Series 00A  AMT VRDN
  3,500     11/01/32 (d)                                                1.85           3,500,000
  3,100     (350 West 43rd Street) Series 01A AMT VRDN
            11/01/34 (d)                                                1.85           3,100,000
  2,000     (1500 Lexington Avenue) Series 02A AMT VRDN
            5/20/34 (d)                                                 1.88           2,000,000
  4,000     (Worth Street) Series 01 AMT VRDN
            5/15/33 (d)                                                 1.85           4,000,000
            New York State Local Government Assistance Corp.
  3,000     Series 94B VRDN
            4/01/23 (d)                                                 1.75           3,000,000
  5,000     Series 95F VRDN
            4/01/25 (d)                                                 1.75           5,000,000
            North Amityville Fire Department Revenue
  2,000     (Revenue Bonds) Series 03 VRDN
            9/01/23 (d)                                                 1.84           2,000,000
            Port Authority of New York and New Jersey
  2,200     (Versatile Structure)  Series 94-2 VRDN
            5/01/19 (d)                                                 1.90           2,200,000
            Suffolk County IDA
  1,500     (ADP, Inc. Project) Series 97 VRDN
            4/01/18 (d)                                                 2.12           1,500,000
            Triborough Bridge & Tunnel Authority
  2,000     Series 02F VRDN
            11/01/32 (d)                                                1.82           2,000,000
  2,130     (Special Obligation) Series 00A FSA VRDN
            1/01/31 (d)                                                 1.82           2,130,000
    200     (Special Obligation) Series 00D FSA VRDN
            1/01/31 (d)                                                 1.82             200,000
            Vestal GO BAN
  1,500     Series 04-05
            7/15/05                                                     1.79           1,508,007
            Wantagh Union Free School District
    300     (Tax Anticipation Notes) Ser 04-05
            06/29/05                                                    1.59             301,699
            Warren & Washington Counties IDA
  2,500     (Glen At Hiland Meadows Project) Series 00 VRDN
            12/15/30 (d)                                                1.83           2,500,000
            West Islip Union Free School District
  1,800     (Tax Anticipation Notes) Ser 04-05
            06/29/05                                                    1.62           1,808,164
            Westchester County IDA
  2,000     (Catharine Field Home) Series 01 VRDN
            1/01/31 (d)                                                 1.82           2,000,000
    600     (Hunterbrook Ridge) Series 01 VRDN
            1/01/31 (d)                                                 1.82             600,000
  3,265     (Westchester Arts Council) VRDN
            5/01/34 (d)                                                 1.86           3,265,000
                                                                                    ------------
                                                                                      79,166,231
                                                                                    ------------
            PUERTO RICO- 2.4%
            Puerto Rico Highway & Transportation AMBAC
  2,200     Series 98A VRDN
            7/01/28                                                     1.83           2,200,000
                                                                                    ------------
            Total Municipal Bonds
                 (amortized cost $81,366,231)                                         81,366,231
                                                                                    ------------

Principal
 Amount
 (000)      Security (a)                                                Yield              Value
------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER - 10.7%
            Cornell University
$ 1,520     2/10/05                                                     1.72%       $  1,520,000
            Metropolitan Transit Authority BAN
            (Transit Facility Special Obligation) Series CP-1A
  2,000     2/09/05                                                     1.77           2,000,000
  2,500     2/10/05                                                     1.72           2,500,000
            New York State Power Authority
  1,151     Series 1
            2/09/05                                                     1.80           1,151,000
            New York Thruway Authority
  2,600     Series 00 CP-1
            2/10/05                                                     1.23           2,600,000
                                                                                    ------------

            Total Commercial Paper
                 (amortized cost $9,771,000)                                           9,771,000
                                                                                    ------------

            TOTAL INVESTMENTS - 99.9%
            (amortized cost $91,137,231)                                              91,137,231
            Other assets less liabilities - 0.1%                                         133,430
                                                                                    ------------
            NET ASSETS - 100%                                                       $ 91,270,661
                                                                                    ============

                                                 Alliance Institutional Reserves
--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At January 31, 2005, these securities amounted to $1,172,952,047 representing 35.94% of net assets in the Prime Portfolio.
(c)   Repurchase agreement which is terminable within 7 days.
(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
COP     Certificate of Participation
EDA     Economic Development Authority
FMAC    Federal Mortgage Association Corporation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance, Inc.
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Housing Finance Agency/Authority
IDA     Industrial Development Agency/Authority
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MTN     Medium Term Note
PCR     Pollution Control Revenue
SWDR    Solid Waste Disposal Revenue
TFA     Transitional Finance Authority
TRAN    Tax & Revenue Anticipation Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO        DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Reserves, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005